JPMorgan SmartRetirement Blend 2035 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2035 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	1,398
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,076
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	777
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	595
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 471